Cash and cash equivalents, Credit Quality (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	$ 355.7	$ 620.9	$ 151.0	$ 667.2
AAA [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	69.8	231.5
AA- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	87.6	81.0
A+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	144.4	260.4
A [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	23.4	20.1
A- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	14.4	3.8
BBB+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	1.7	4.5
BBB [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	4.5	1.0
BBB- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	0.8	0.6
BB+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	0.8	2.0
BB [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	0.3	0.0
BB- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	6.3	15.2
B+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	0.2	0.0
CCC+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	0.0	0.2
C- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	0.0	0.3
Not Rated [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	$ 1.5	$ 0.3